LONG-TERM DEBT (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about long term debt [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018

Bank of M ontreal ("BM O") senior secured term loan ("Term Loan") maturing M ay 31, 2022 at Bankers' Acceptance +2.50% (4.46%) with principal repayments starting February 28, 2020 based on a 10 year amortization (amended subsequent to year-end to M ay 31, 2020 - refer to Note 27)	$50,000	$-

Farm Credit Canada ("FCC") credit facility refinanced with BM O Term Loan	-	1,740

FCC real property loan refinanced with BM O Term Loan	-	1,194

FCC real property loan refinanced with BM O Term Loan	-	-

Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0%	314	406

Vehicle loans - five year term maturing June 17, 2024	98

Deferred financing costs	(836)	(42)

	49,576	3,298

Less: current portion of long term debt	(3,509)	(421)

Long-term portion	$46,067	$2,877

Disclosure of detailed information about principal repayments required on long-term debt [Table Text Block]
2020	$3,830
2021	5,080
2022	41,330
2023	67
2024	60
Thereafter	45
Total	$50,412